COSTS AND EXPENSES BY NATURE (Details) - Schedule of finance costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of finance costs [Abstract]
Bank loan interest	$ 580,193	$ 314,468	$ 325,650
Financial leases	46,679	45,245	61,980
Lease liabilities	121,147	170,918	181,814
Other financial instruments	57,525	56,348	20,490
Total	$ 805,544	$ 586,979	$ 589,934